Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgments Estimates And Assumptions
Significant accounting judgments, estimates and assumptions

5. Significant accounting judgments, estimates and assumptions

Use of estimates and judgments

The preparation of financial statements requires judgments, estimates, and assumptions from management that affect the application of accounting policies, and reported amounts of assets, liabilities, revenues, and expenses. Actual results may differ from these estimates, and estimates and assumptions are reviewed on a periodic basis. Revisions to the estimates are recognized prospectively.

a) Credit losses on financial instruments

The Group recognizes a loss allowance for expected credit losses on credit cards and loans receivables that represents management’s best estimate of allowance as of each reporting date.

Management performs an analysis of the credit card and loan amounts to determine if credit losses have occurred and to assess the adequacy of the allowance based on historical and current trends as well as other factors affecting credit losses.

Key areas of judgment

The critical judgments made by management in applying the expected credit losses (ECL) allowance methodology are:

a)	Definition of default;
b)	Forward-looking information used for the projection of macroeconomic scenarios;
c)	Probability weights of future scenarios;
d)	Definition of significant increase in credit risk and lifetime; and
e)	Look-back period, used for parameters estimation (probability of default - PD, exposure at default - EAD and loss given default - LGD).

Sensitivity analysis

On December 31, 2022, the probability weighted ECL allowance totaled US$1,350,891 of which US$1,050,668 related to credit card operations and US$300,223 to loans. The ECL allowance is sensitive to the methodology, assumptions and estimations underlying its calculation. One key assumption is the probability weighting of the macroeconomic scenarios between upside, base and downside as the book value is the weighted average of these scenarios. The table below illustrates the ECL that would have arisen if management had applied a 100% weighting to each macroeconomic scenario.

	Weighted	Upside	Base case	Downside

Credit card and lending ECL	1,350,891	1,262,010	1,332,708	1,458,974

b) Recovery estimate - lending portfolio

On June 30, 2022, as a result of the growth in the lending portfolio and its historical data, the Company reviewed the reasonable expectation of recovery for those receivables and concluded that partial write-off of the lending portfolio in arrears for 120 days was more appropriate compared to the previous estimate of 360 days, which took into account our experience with credit card receivables. Therefore, to prevent the build-up of the gross loans, Nu applied an immediate partial write-off for loans for the amounts for which there is no reasonable expectation of recovery, as allowed under the International Financial Reporting Standards, with a portion of the loan being written off immediately. Following the partial write-off, the remaining balance is recognized in gross loans until the point at which there is no reasonable expectation of recovery. There is no effect in the statement of profit or loss due to the change in estimate, and the effect in the gross exposure and loss allowance balances for loans to customers are shown in item d) Credit loss allowance - changes of the note 14.

c) Share-based payments

The Group measures the costs of transactions with employees eligible to share-based remuneration based on the fair value of the ordinary share on the grant date. Following the IPO, the fair value is determined based on the publicly traded share price. Prior to the IPO, estimating the fair value of share-based payment transactions required determining the most appropriate valuation model to the ordinary share, options and other awards issued linked to the ordinary shares, which depended on the terms and conditions of each grant. The valuation of the ordinary shares considered one or a combination of a discounted cash flow model ("CFM") and a reverse option pricing model ("OPM") and was based substantially on the previous preferred share price transactions. The estimate of the share-based payment cost also requires determining other significant inputs to the models to value the SOPs, RSUs and Awards, including the expected term, volatility and dividend yield for the Black-Scholes model applied to the SOPs, achievement of the market conditions to the Awards, and discount rates.

Key areas of judgment

Before the IPO date, the fair values of the SOPs, RSUs and Awards took into account, among other things, contract terms and observable market data, which included a number of factors and judgments from management, as disclosed in note 10. In exercising this judgment, a variety of tools were used including proxy observable data, historical data, and extrapolation techniques. Extrapolation techniques consider behavioral characteristics of equity markets that had been observed over time, and for which there was a strong case to support an expectation of a continuing trend in the future. Estimates were calibrated to observable market prices when they become available.

The Group believes its valuation methods are appropriate and consistent with other market participants. Nevertheless, the use of different valuation methods or assumptions, including imprecision in estimating unobservable market inputs, to determine the fair value of the SOPs, RSUs and Awards could result in different estimates of fair value.

d) Goodwill impairment analysis

For the purposes of impairment testing, the investment activities were the cash-generating unit ("CGU") in which Nu Invest’s, Olivia's and Spin Pay's goodwill was allocated. Impairment tests were performed on October 31, 2022; and no adjustment to the recoverable amount for the goodwill was recorded on the financial statements because the recoverable amounts of this CGU were determined to be higher than its carrying amount.

The recoverable amounts for the CGU have been calculated based on their value in use, determined by discounting the future cash flows expected to be generated from the continuing use of the CGUs’ assets and their ultimate disposal.

Key areas of judgment

The values assigned to the key assumptions represent management’s assessment of future trends in the relevant sector and have been based on historical data from both external and internal sources.

The discount rate used was the cost of equity for business in Brazil where the activities from the acquired entities are concentrated. Cash flow projections for five years for Olivia and Spin and for ten years for the Investment CGU (includes Nu Invest, Nu Corretora de Seguros and Nu Asset) were included in the discounted cash flow model. A long-term growth rate was used to extrapolate the cash flows beyond these periods. The growth rate into perpetuity has been determined as the currently expected long term inflation rate for Brazil.

Revenue growth was projected considering the average growth levels experienced over the past five years and the estimated growth for the next five years. Budgeted profit before taxes, depreciation and amortization was based on expectations of future outcomes considering past experience, adjusted for the anticipated revenue growth. These key assumptions may change as economic and market conditions change.

The estimated recoverable amount of all CGUs exceeded their carrying amount on October 31, 2022. The carrying amount and main assumptions used in determining the recoverable amounts are:

CGU	Carrying amount	Goodwill at December 31, 2022	Discount rate (%)	Growth rate (%)

Investment (i)	423,473	381,125	14.5	3.4

(i) Includes Nu Invest, Nu Corretora de Seguros and Nu Asset.

e) Provision for lawsuits and administrative proceedings

The Group and its subsidiaries are parties to lawsuits and administrative proceedings. Provisions are recognized for all cases representing reasonably estimated probable losses. The assessment of the likelihood of loss considers available evidence, the hierarchy of laws, former court decisions, and their legal significance, as well as the legal counsel’s opinion.

The provision mainly represents management’s best estimate of the Group’s future liability in respect of civil and labor complaints. Significant judgment by management is required in determining appropriate assumptions, which include the level of complaints expected to be received, of those, the number that will be upheld, and redressed (reflecting legal and regulatory responsibilities, including the determination of liability and the effect of the time bar). The complexity of such matters often requires the input of specialist professional advice in making assessments to produce estimates.

The amount that is recognized as a provision can also be susceptible to the assumptions made in calculating it. This gives rise to a broad range of potential outcomes that require judgment in determining an appropriate provision level. The Group believes its valuation methods of contingent liabilities are appropriate and consistent through the periods. Management believes that, due to the current quantity of claims and the total amount involved, if different assumptions were used no material impact on the provision would occur.

f) Fair value of financial instruments

The fair value of financial instruments, that can include derivatives that are not traded in active markets and convertible embedded derivatives, is calculated by the Group by using valuation techniques based on assumptions that consider market information and conditions.

The degree of management judgment involved in determining the fair value of a financial instrument is dependent upon the availability of quoted prices in active markets or observable market parameters. When quoted prices and observable data in active markets are not fully available, management judgment is necessary to estimate fair value.

Changes in market conditions, such as reduced liquidity in the capital markets or changes in secondary market activities, may reduce the availability and reliability of quoted prices or observable data used to determine fair value. Management’s significant judgment may be required to determine whether certain financial instruments measured at fair value are classified as Level 2 or Level 3. For this determination, the Group considers all available information that market participants use to measure the fair value of the financial instrument, including observable market data, indications of market liquidity and orderliness, and the understanding of the valuation techniques and significant inputs used.

Based upon the specific facts and circumstances of each instrument or instrument category, judgments are made regarding the significance of the Level 3 inputs to the instruments’ fair value measurement in its entirety. If Level 3 inputs are considered significant, the instrument is classified as Level 3. The process for determining fair value using unobservable inputs is generally more subjective and involves a high degree of management judgment and assumptions.

More information about the significant unobservable inputs and other information are disclosed in note 26.